Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	June 30, 2023	December 31, 2022
	EUR	EUR
Trade receivables – outside parties	97,953	32,252
Trade receivables – related parties	-	4,409
	97,953	36,661